LEASES - Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating cash flows from operating leases	$ 96,891	$ 36,121	$ 48,399	$ 19,868
ROU assets obtained in exchange for new lease liabilities	$ 0	$ 0	0	139,025
Abacus Settlements, LLC
Operating cash flows from operating leases			201,478	126,178
ROU assets obtained in exchange for new lease liabilities			$ 123,541	$ 417,076